Stock Based Compensation (Detail) (USD $)	3 Months Ended			12 Months Ended			3 Months Ended					1 Months Ended	3 Months Ended			1 Months Ended			3 Months Ended						1 Months Ended					1 Months Ended	3 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jan. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Sep. 21, 2012	Jan. 31, 2013 Stock Options Granted to Employees and Directors [Member]	Jan. 31, 2012 Stock Options Granted to Employees and Directors [Member]	Jan. 31, 2013 Stock Options [Member]	Jan. 31, 2013 Performance Based Options [Member]	Jan. 31, 2013 Non-Qualified Stock Option [Member] 2010 Share Plan [Member]	Sep. 30, 2012 Non-Qualified Stock Option [Member]	Jan. 31, 2013 Non-Qualified Stock Option [Member]	Sep. 21, 2012 Non-Qualified Stock Option [Member]	Aug. 29, 2012 Non-Qualified Stock Option [Member]	Sep. 30, 2012 New President and Chief Executive Officer [Member]	Sep. 30, 2012 New Senior Vice President and Engineering [Member]	Sep. 30, 2012 Strategic Advisor [Member]	Jan. 31, 2013 Chairman's Compensation [Member]	Jan. 31, 2013 Director's Compensation [Member]	Jan. 31, 2013 Director's Additional Compensation Services for Recruiting New Management Team [Member]	Jan. 31, 2013 Stock Option [Member] 2010 Share Plan [Member]	Jan. 31, 2012 Stock Option [Member] 2010 Share Plan [Member]	Jan. 31, 2013 Stock Option Plan [Member] 2010 Share Plan [Member]	Aug. 29, 2012 2010 Share Plan [Member]	Jan. 31, 2013 2010 Share Plan [Member]	Jan. 31, 2012 2010 Share Plan [Member]	Jul. 06, 2011 2010 Share Plan [Member]	Jan. 31, 2013 2003 Share Plan [Member]	Sep. 30, 2012 Options Granted under the 2003 Plan and 2010 Plan [Member]	Jan. 31, 2013 Options Granted under the 2003 Plan and 2010 Plan [Member]	Jan. 31, 2012 Options Granted under the 2003 Plan and 2010 Plan [Member]
Allocated Share-based Compensation Expense (in Dollars)	$ 819,000		$ 713,000	$ 3,001,000	$ 3,661,000		$ 72,000	$ 79,000																							$ 0	$ 406,000
Amortization Related to Compensation Cost (in Dollars)	401,000		2,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options (in Dollars)	2,305,000								1,201,000	795,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 6 months								1 year 255 days
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Consulting Expenses recognized over weighted average remaining contractual term	2 years 255 days								2 years 36 days
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Unrecognized Compensation cost related to non-vested share-based compensation (in Dollars)	1,405,000								881,000	530,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						1,180,000	950,000	1,075,020					489,745
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Exercise Price (in Dollars per share)																										$ 0.21	$ 0.15
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	0	1,840,000	950,000									40,000,000				16,000,000	8,000,000	16,000,000			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	0		148,000																		10,000					76,000			185,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															60,000											15,000,000		27,000,000	70,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized																									30,000,000					41,500,000	1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased (in Dollars per share)		$ 0.145		$ 0.145								$ 0.2175									$ 0.211
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													2,222,240
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)											50,000		9,000													51,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Additional Purchased for Award													1,500,000						750,000	750,000
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Additional Shares Purchased												0.2225
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number						250,000								250,000							333,333
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period													500,000
Stock Issued During Period, Shares, Issued for Services																															0	3,083,620
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																															125,000	290,470
Consultation Fees Related to Options (in Dollars)	242,000		0																												26,000	37,000
Consultation Fees Related to Options (in Dollars)	$ 242,000		$ 0																												$ 26,000	$ 37,000